Intangible Assets - Gross Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 11,488	€ 16,034	€ 16,856
Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	30,902	49,509
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(19,313)	(33,471)
Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(101)	(4)
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,573	8,566	9,995
Service concession arrangements and licenses | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	7,062	20,414
Service concession arrangements and licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(399)	(11,848)
Service concession arrangements and licenses | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(90)	0
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,380	2,980	2,940
Software | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	15,375	17,578
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(12,986)	(14,597)
Software | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(9)	(1)
Customer base
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,238	1,666	2,138
Customer base | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5,071	6,544
Customer base | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3,833)	(4,878)
Customer base | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets	512	640	690
Trademarks | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,720	1,887
Trademarks | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(1,207)	(1,247)
Trademarks | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(1)	0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	51	52	77
Other intangible assets | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	940	956
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(888)	(901)
Other intangible assets | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(1)	(3)
Intangible assets in process
Disclosure of detailed information about intangible assets [line items]
Intangible assets	734	2,130	€ 1,016
Intangible assets in process | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	734	2,130
Intangible assets in process | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Intangible assets in process | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 0	€ 0